Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities	12 Months Ended
Dec. 31, 2025
Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities
Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities

Note 16: Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities

The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company also utilizes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities
Level 2

Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities

Following is a description of the valuation methodologies used for assets measured at fair value on a recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such assets pursuant to the valuation hierarchy.

Available-for-sale Securities

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. If quoted market prices are not available, then fair values are estimated by using quoted prices of securities with similar characteristics or independent asset pricing services and pricing models, the inputs of which are market-based or independently sourced market parameters, including, but not limited to, yield curves, interest rates, volatilities, prepayments, defaults, cumulative loss projections and cash flows. Such securities are classified in Level 2 of the valuation hierarchy.

The following tables present the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2025 and 2024:

		December 31, 2025
		Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
U.S government agencies	$2,454	$—	$2,454	$—
Subordinated notes	20,909	—	20,909	—
State and municipal obligation	210,841	—	210,841	—

		December 31, 2024
		Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
U.S government agencies	$12,254	$—	$12,254	$—
Subordinated notes	24,118	—	24,118	—
State and municipal obligation	204,259	—	204,259	—

Following is a description of the valuation methodologies used for instruments measured at fair value on a non-recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Collateral Dependent

Collateral dependent loans consisted primarily of loans secured by commercial real estate and other. Management has determined fair value measurements on collateral dependent loans primarily through evaluations of appraisals performed. Due to the nature of the valuation inputs, collateral dependent loans are classified within Level 3 of the hierarchy.

The Company considers the appraisal or evaluation as the starting point for determining fair value and then considers other factors and events in the environment that may affect the fair value. Appraisals of the collateral underlying collateral-dependent loans are obtained when the loan is determined to be collateral-dependent and subsequently as deemed necessary by the Company’s Chief Lender. Appraisals are reviewed for accuracy and consistency by the Company’s Chief Lender. Appraisers are selected from the list of approved appraisers maintained by management. The appraised values are reduced by discounts to consider lack of marketability and estimated cost to sell if repayment or satisfaction of the loan is dependent on the sale of the collateral. These discounts and estimates are developed by the Company’s Chief Lender by comparison to historical results.

As of December 31, 2025, the carrying value in collateral dependent loans totaled $2,149,000, which included $1,385,000 made up of 3 loan relationships that were secured by real estate, $312,000 and 3 loan relationships that were secured by business assets and $452,000 and 2 loan relationships that were secured by residential real estate. As of December 31, 2025, collateral dependent loans included 1 loan relationships with a carrying value of $1,130,000 that required a valuation allowance of $457,000 since the estimated realizable value of the collateral did not support the recorded investment in the loan.

Foreclosed Assets Held for Sale

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value (based on current appraised value) at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less cost to sell. Management has determined fair value measurements on other real estate owned primarily through evaluations of appraisals performed, and current and past offers for the other real estate under evaluation. Due to the nature of the valuation inputs, foreclosed assets held for sale are classified within Level 3 of the hierarchy.

Appraisals of other real estate owned (OREO) are obtained when the real estate is acquired and subsequently as deemed necessary by the Company’s Chief Lender. Appraisals are reviewed for accuracy and consistency by the Company’s Chief Lender and are selected from the list of approved appraisers maintained by management.

The following tables present the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2025 and 2024:

December 31, 2025
Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

(In thousands)
Collateral dependent loans	$673	$—	$—	$673
Foreclosed assets held for sale	2,540	—	—	2,540

December 31, 2024
Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

(In thousands)
Collateral dependent loans	$—	$—	$—	$—
Foreclosed assets held for sale	120	—	—	120

Unobservable (Level 3) Inputs

The following tables present quantitative information about unobservable inputs used in nonrecurring Level 3 fair value measurements.

	Fair Value at	Valuation
	12/31/25	Technique	Unobservable Inputs	Range
	(In thousand)
Collateral-dependent loans	$673	Market comparable properties	Comparability adjustments past due rents	5% – 10%
Foreclosed assets held for sale	2,540	Market comparable properties	Marketability discount	10% – 35%

	Fair Value at	Valuation
	12/31/24	Technique	Unobservable Inputs	Range
(In thousands)
Collateral-dependent loans	$—	Market comparable properties	Comparability adjustments	5% – 10%
Foreclosed assets held for sale	120	Market comparable properties	Marketability discount	10% – 35%

There were no significant changes in the valuation techniques used during 2025.

The following tables presents estimated fair values of the Company’s financial instruments not required to be reported at fair value. The fair values of certain of these instruments were calculated by discounting expected cash flows, which involves significant judgments by management and uncertainties. Fair value is the estimated amount at which financial assets or liabilities could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Because no market exists for certain of these financial instruments and because management does not intend to sell these financial statements, the Company does not know whether the fair values shown below represent values at which the respective financial instruments could be sold individually or in the aggregate.

		Fair Value Measurements Using
		Quoted Prices
		in Active
		Markets for	Significant	Significant
		Identical	Other	Unobservable
	Carrying	Assets	Observable Inputs	Inputs
	Amount	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
December 31, 2025
Financial assets
Cash and cash equivalents	$46,528	$46,528	$—	$—
Loans, net of allowance	487,298	—	—	473,747
Federal Home Loan Bank stock	4,030	—	4,030	—
Accrued interest receivable	3,982	—	3,982	—

Financial liabilities
Deposits	$641,366	$—	$642,416	$—
Securities sold under repurchase agreements	29,403	—	29,403	—
Federal Home Loan Bank Advances	75,000	—	75,464	—
Subordinated debentures	23,909	—	23,393	—
Interest payable	612	—	612	—

		Fair Value Measurements Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Amount	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
December 31, 2024
Financial assets
Cash and cash equivalents	$19,608	$19,608	$—	$—
Loans, net of allowance	486,945	—	—	466,951
Federal Home Loan Bank stock	4,026	—	4,026	—
Accrued interest receivable	4,322	—	4,322	—

Financial liabilities
Deposits	$613,494	$—	$614,869	$—
Securities sold under repurchase agreements	30,494	—	30,494	—
Federal Home Loan Bank Advances	75,000	—	74,728	—
Subordinated debentures	23,847	—	24,386	—
Interest payable	831	—	831	—

The following methods and assumptions were used to estimate the fair value of each class of financial instruments.

Cash and Cash Equivalents, Accrued Interest Receivable and Federal Home Loan Bank Stock, Interest Payable

The carrying amounts approximate fair value.

Loans

Fair values of loans are estimated on an exit price basis incorporating discounts for credit, liquidity and marketability factors.

Deposits

Deposits include demand deposits, savings accounts, NOW accounts and certain money market deposits. The carrying amount approximates fair value. The fair value of fixed-maturity time deposits is estimated using a discounted cash flow calculation that applies the rates currently offered for deposits of similar remaining maturities.

Securities Sold Under Repurchase Agreements and Subordinated Debentures

Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of existing debt.

Advances from the Federal Home Loan Bank

The fair values of advances from the Federal Home Loan Bank, are based on the discounted value of estimated cash flows. The discounted rate is estimated using market rates currently offered for debts with similar credit rating, terms and remaining maturities.

Commitments to Originate Loans, Letters of Credit and Lines of Credit

The fair value of commitments to originate loans is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair values of letters of credit and lines of credit are based on fees currently charged for similar agreements or on the estimated cost to terminate or otherwise settle the obligations with the counterparties at the reporting date. Fair values of commitments were not material at December 31, 2025 and 2024.